Derivative and Other Fair Value Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair Value Hedges [Member]
Derivative [Line Items]
Current Notional Balance	$ 315,693
Lowest Possible Notional	315,693
Highest Possible Notional	317,694
Lowest Interest Rate	2.009%
Highest Interest Rate	4.80%
Earliest Maturity Date	2012
Latest Maturity Date	2013
Forward Starting Swaps [Member]
Derivative [Line Items]
Current Notional Balance	200,000
Lowest Possible Notional	200,000
Highest Possible Notional	$ 200,000
Lowest Interest Rate	3.478%
Highest Interest Rate	4.695%
Earliest Maturity Date	2023
Latest Maturity Date	2023